Capital structure and financing - C.3.2. Bank and Development Financial Institution financing (Details) Tsh in Millions, Q in Millions														1 Months Ended																		3 Months Ended	12 Months Ended
	Dec. 29, 2021 USD ($)	Dec. 26, 2021 USD ($)	Dec. 20, 2021 USD ($)	Dec. 14, 2021 USD ($)	Nov. 10, 2021 USD ($)	Oct. 31, 2021 USD ($)	Oct. 25, 2021 USD ($) tranche	Mar. 26, 2021 USD ($)	Mar. 01, 2021 USD ($)	Dec. 20, 2019 USD ($)	Dec. 12, 2019	Nov. 19, 2019 USD ($)	Aug. 27, 2019 USD ($)	Oct. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Oct. 31, 2020 USD ($) bank	Jun. 30, 2020 USD ($)	Apr. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Feb. 29, 2020 USD ($)	Feb. 29, 2020 TZS (Tsh)	Jan. 31, 2020 USD ($)	Jan. 31, 2020 TZS (Tsh)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 TZS (Tsh)	Sep. 30, 2019	Jan. 31, 2019 PYG (₲)	Jul. 31, 2018 USD ($)	Jun. 30, 2018	Mar. 31, 2018	Oct. 31, 2015 USD ($)	Nov. 30, 2020 USD ($) instument	Dec. 31, 2021 USD ($) tranche		Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2021 PYG (₲) tranche	Dec. 14, 2021 COP ($)	Dec. 09, 2021 USD ($) loan	Dec. 09, 2021 GTQ (Q) loan	Nov. 12, 2021	Oct. 31, 2021 GTQ (Q)	Aug. 13, 2021 USD ($)	Jun. 30, 2020 BOB (Bs.)	Jan. 31, 2020 PYG (₲)	Nov. 19, 2019 BOB (Bs.)	Aug. 31, 2019 agreement	Jun. 04, 2019 USD ($)	Jun. 04, 2019 TZS (Tsh)	Feb. 25, 2019 USD ($)	Feb. 25, 2019 PYG (₲)	Jul. 31, 2018 PYG (₲)	Apr. 30, 2018 USD ($)	Jan. 31, 2017 USD ($)	Apr. 15, 2016 USD ($)	Oct. 31, 2015 PYG (₲)
Disclosure of detailed information about borrowings [line items]
Borrowings															$ 5,691,000,000																		$ 7,744,000,000		$ 5,691,000,000
Repayments of borrowings, classified as financing activities																																	1,335,000,000	[1]	1,744,000,000	$ 1,157,000,000
Guatemala joint ventures
Disclosure of detailed information about borrowings [line items]
Repayments of non-current borrowings																																	193,000,000
Percentage of controlling interest acquired																																									45.00%
BOB Long-term loans
Disclosure of detailed information about borrowings [line items]
Borrowings term																													7 years
Borrowings face amount						$ 26,000,000								$ 26,000,000			$ 10,000,000																											Bs. 69,600,000
Borrowings, interest rate						5.50%								5.50%																												5.50%
BOB Long-term loans | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings term						2 years 6 months
BOB Long-term loans | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings term						5 years
USD Long-Term Loans, Costa Rica
Disclosure of detailed information about borrowings [line items]
Borrowings face amount							$ 125,000,000																																														$ 150,000,000
Number of tranches | tranche							2
Repayments of non-current borrowings							$ 120,000,000
Repayments of borrowings, classified as financing activities																	30,000,000
USD Long-Term Loans, Costa Rica | Tranche A
Disclosure of detailed information about borrowings [line items]
Borrowings face amount							33,000,000
USD Long-Term Loans, Costa Rica | Tranche B
Disclosure of detailed information about borrowings [line items]
Borrowings face amount							$ 92,000,000
Total Bank and Development Financial Institution financing
Disclosure of detailed information about borrowings [line items]
Borrowings															$ 1,353,000,000																		3,618,000,000		$ 1,353,000,000
Itau Bank Loan Facility
Disclosure of detailed information about borrowings [line items]
Borrowings term																															5 years
Borrowings face amount																															$ 40,000,000																									₲ 257,700,000,000
USD Credit Agreement, Bank of Nova Scotia
Disclosure of detailed information about borrowings [line items]
Borrowings term													5 years
Borrowings face amount													$ 75,000,000
PYG Long-Term Loan, 9%
Disclosure of detailed information about borrowings [line items]
Borrowings term																										7 years
Borrowings face amount																																																		$ 57,000,000	₲ 370,000,000,000
PYG Long-Term Loan, 8.90%
Disclosure of detailed information about borrowings [line items]
Borrowings term																												7 years
Borrowings face amount																												$ 18,000,000																								₲ 115,000,000,000
PYG Long-Term Loan, Paraguay, 8.94%
Disclosure of detailed information about borrowings [line items]
Borrowings term																											7 years
Borrowings face amount | ₲																											₲ 177,000,000,000
Banco Itau Paraguay S.A. Long Term Loan Maturing December 27, 2024
Disclosure of detailed information about borrowings [line items]
Borrowings face amount																						$ 24,000,000																							₲ 154,600,000,000
Banco Continental S.A.EC.A Credit Agreement
Disclosure of detailed information about borrowings [line items]
Borrowings term															2 years 6 months
Borrowings face amount																																	29,000,000				₲ 200,000,000,000
USD Credit Agreement, Banco Nacional de Panama S.A. [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings term													5 years
Borrowings face amount													$ 75,000,000
Number of instruments | agreement																																															2
Bank Of Nova Scotia Credit Agreement
Disclosure of detailed information about borrowings [line items]
Borrowings term															60 months
Borrowings face amount																																	$ 110,000,000
Number of tranches | tranche																																	2				2
Repayments of borrowings, classified as financing activities															$ 85,000,000
Bank Of Nova Scotia Credit Agreement | Tranche A
Disclosure of detailed information about borrowings [line items]
Proceeds from current borrowings															$ 85,000,000
Bank Of Nova Scotia Credit Agreement | Tranche B
Disclosure of detailed information about borrowings [line items]
Proceeds from current borrowings									$ 25,000,000
Bank Of Scotia Credit Agreement
Disclosure of detailed information about borrowings [line items]
Borrowings face amount																																											$ 75,000,000
Borrowings, interest rate																																											5.75%
Bs. Newloan
Disclosure of detailed information about borrowings [line items]
Borrowings term												4 years
Borrowings face amount												$ 11,000,000																																		Bs. 78,000,000
MIC S.A. Loan Facility Tranche A
Disclosure of detailed information about borrowings [line items]
Borrowings face amount																																																$ 174,750,000
MIC S.A. Loan Facility Tranche B
Disclosure of detailed information about borrowings [line items]
Borrowings face amount																																																$ 45,000,000	Tsh 103,000
MIC S.A. Term Facility Agreement
Disclosure of detailed information about borrowings [line items]
Borrowings term											66 months
Borrowings, disbursement percent															100.00%																				100.00%
Proceeds from current borrowings																				$ 15,000,000	Tsh 34,000	$ 15,000,000	Tsh 35,000	$ 15,000,000	Tsh 34,000
Bancolombia Loan 2021
Disclosure of detailed information about borrowings [line items]
Borrowings term				7 years
Borrowings face amount				$ 111,000,000																																		$ 450,000,000,000
Columbia Loan Due 2024
Disclosure of detailed information about borrowings [line items]
Borrowings term										5 years
Borrowings face amount										$ 300,000,000
Repayments of non-current borrowings								$ 150,000,000
USD Credit Facility, El Salvador Due 2021
Disclosure of detailed information about borrowings [line items]
Borrowings face amount																																																							$ 30,000,000
USD Credit Facility, El Salvador, Due 2023 - 1
Disclosure of detailed information about borrowings [line items]
Borrowings term		5 years																												5 years
Borrowings face amount		$ 100,000,000																	$ 100,000,000
2018 Credit Agreement With Bank Of Nova Scotia
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings, classified as financing activities																	$ 150,000,000
2017 MIC S.A. Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Borrowings																			$ 400,000,000
Borrowings term																			6 months
Borrowings face amount																																																						$ 600,000,000
Proceeds from current borrowings																		$ 63,000,000	$ 337,000,000
October 2020 MIC S.A. ESG Linked Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Borrowings term																5 years
Borrowings face amount																$ 600,000,000
Number of commercial banks in transaction | bank																11
Bridge Loan Agreement With Consortium Of Banks
Disclosure of detailed information about borrowings [line items]
Borrowings term					6 months
Borrowings face amount					$ 2,150,000,000
Repayments of non-current borrowings	$ 500,000,000
Borrowing costs incurred					$ 28,000,000
Bilateral Loan, DNB Bank
Disclosure of detailed information about borrowings [line items]
Borrowings term			5 years
Borrowings face amount			$ 100,000,000
Banco Industrial, Banco G&T Continental, Banco De America Central And Banco Agromercantil
Disclosure of detailed information about borrowings [line items]
Borrowings face amount						$ 420,000,000								$ 420,000,000																												Q 3,223
Banco Industrial, Banco G&T Continental, Banco De America Central And Banco Agromercantil | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings term														5 years
Banco Industrial, Banco G&T Continental, Banco De America Central And Banco Agromercantil | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings term														7 years
Banco Industrial Loan
Disclosure of detailed information about borrowings [line items]
Borrowings face amount																																							$ 123,000,000	Q 950
Banco G&T Continental S.A.
Disclosure of detailed information about borrowings [line items]
Borrowings face amount																																							$ 65,000,000	Q 500
Number of loans | loan																																							2	2
Fixed rate loans | PYG Long-term loans
Disclosure of detailed information about borrowings [line items]
Borrowings															$ 137,000,000																		$ 94,000,000		$ 137,000,000
Fixed rate loans | USD - Long-term loans
Disclosure of detailed information about borrowings [line items]
Borrowings															185,000,000																		259,000,000		185,000,000
Fixed rate loans | BOB Long-term loans
Disclosure of detailed information about borrowings [line items]
Borrowings															37,000,000																		54,000,000		37,000,000
Fixed rate loans | GTQ Long-term loans
Disclosure of detailed information about borrowings [line items]
Borrowings																																	605,000,000
Variable rate loans | USD Long-Term Loans, Costa Rica
Disclosure of detailed information about borrowings [line items]
Borrowings															119,000,000																		0		119,000,000
Variable rate loans | USD Long Term Loans, Costa Rica, Variable Rate Due 2026
Disclosure of detailed information about borrowings [line items]
Borrowings																																	33,000,000
Variable rate loans | CRC Long Term Loans, Costa Rica, Variable Rate Due 2026
Disclosure of detailed information about borrowings [line items]
Borrowings															0																		88,000,000		0
Variable rate loans | USD Long-Term Loans, Tanzania
Disclosure of detailed information about borrowings [line items]
Borrowings															162,000,000																		150,000,000		162,000,000
Variable rate loans | USD Long-Term Loans, Tanzania (Zantel)
Disclosure of detailed information about borrowings [line items]
Borrowings															41,000,000																		38,000,000		41,000,000
Variable rate loans | COP Long-Term Loans, Colombia
Disclosure of detailed information about borrowings [line items]
Borrowings															262,000,000																		322,000,000		262,000,000
Variable rate loans | USD Long-Term Loans, Colombia
Disclosure of detailed information about borrowings [line items]
Borrowings															296,000,000																		148,000,000		296,000,000
Variable rate loans | USD Credit Facility / Senior Unsecured Term Loan Facility
Disclosure of detailed information about borrowings [line items]
Borrowings															118,000,000																		0		118,000,000
Variable rate loans | USD Credit Facility/Senior Unsecured Term Loan Facility, El Salvador, Due 2026
Disclosure of detailed information about borrowings [line items]
Borrowings															0																		99,000,000		0
Variable rate loans | USD Long Term Loans, Luxembourg, Due 2025
Disclosure of detailed information about borrowings [line items]
Amortized costs															(5,000,000)																		(4,000,000)		(5,000,000)
Variable rate loans | USD Bridge Loan, Luxembourg, Due 2022
Disclosure of detailed information about borrowings [line items]
Borrowings															0																		1,632,000,000		0
Variable rate loans | USD DNB, Luxembourg, Due 2026
Disclosure of detailed information about borrowings [line items]
Borrowings															$ 0																		$ 99,000,000		$ 0
Currency Swap | Columbia Loan Due 2024
Disclosure of detailed information about borrowings [line items]
Borrowings face amount																																$ 300,000,000
Currency Swap | 2020 Bancolombia, JP Morgan And BBVA Cross Currency Swaps
Disclosure of detailed information about borrowings [line items]
Borrowings face amount																																$ 100,000,000
Number of instruments | instument																																4
Borrowings, interest rate																																5.35%
Average foreign exchange rate																																3.682
Currency Swap | 2020 Bancolombia, JP Morgan And BBVA Cross Currency Swaps, Individual Value Of Four
Disclosure of detailed information about borrowings [line items]
Borrowings face amount																																$ 25,000,000

[1]	The cash flows of Tigo Guatemala are fully consolidated since the acquisition of the remaining 45% shareholding on November 12, 2021. See note A.1.2. for further details. As a result, numbers might not be directly comparable with previous years' figures.